Trade accounts receivables (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade accounts receivables	$ 223,740	$ 9,137	$ 231,174
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Trade accounts receivables	204,608		196,316
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Trade accounts receivables	18,740		34,464
Other currencies [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	$ 392		$ 394